Tax Matters - Provision for Taxes on Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income taxes:
Federal		$ 668	$ 1,267	$ 342
State and local		9	45	(52)
Deferred income taxes:
Federal		(1,663)	(2,064)	(419)
State and local		16	(304)	(106)
Total U.S. tax provision		(970)	(1,055)	(235)
TCJA
Current income taxes	[1]	(3,035)	13,135	0
Deferred Income taxes	[1]	2,439	(23,795)	0
Total TCJA tax provision	[1]	(596)	(10,660)	0
International
Current income taxes		2,831	2,709	1,532
Deferred income taxes		(558)	(42)	(175)
Total international tax provision		2,273	2,667	1,358
Provision/(benefit) for taxes on income	[2]	$ 706	$ (9,049)	$ 1,123

[1]	The 2018 current tax benefit and deferred tax expense primarily relate to the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See discussion below and Note 5C.
[2]	Amounts may not add due to rounding.